Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Holdco Common Stock, par value $0.001 per share
Amount Registered | shares	16,305,674
Proposed Maximum Offering Price per Unit	1.33
Maximum Aggregate Offering Price	$ 21,686,546.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,994.91
Offering Note	Represents the maximum number of shares of common stock, par value $0.001 per share, estimated to be issuable to holders of Auddia, Inc. common stock upon consummation of the Business Combination, calculated based on the aggregate number of shares of Auddia common stock outstanding on a fully diluted basis as of May 12, 2026, including shares underlying outstanding warrants and other convertible securities, after giving effect to certain adjustments and applying the exchange ratio set forth in the Merger Agreement. As of May 12, 2026, Auddia had 5,814,367 shares of common stock outstanding, of which 450,317 shares were held by Ascendent and excluded, and an additional 10,941,624 shares issuable upon exercise of outstanding warrants and other convertible securities, resulting in 16,305,674 shares on a fully diluted basis prior to application of the exchange ratio.

Pursuant to Rules 457(f)(1), 457(f)(2) and 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is equal to the aggregate market value of the approximate number of shares of Auddia common stock to be exchanged for shares of Holdco common stock in the Business Combination, based upon a market value of $1.33 per share of Auddia common stock, which equals the average of the high and low sale prices of Auddia common stock on May 13, 2026 (High: $1.34; Low: $1.29), as reported on the Nasdaq Stock Market, multiplied by 16,305,674 shares of Auddia common stock outstanding. Rule 457(c) permits use of the average of the high and low prices as of a specified date within five business days prior to filing.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Holdco Preferred Stock, par value $0.001 per share
Amount Registered | shares	83,898
Maximum Aggregate Offering Price	$ 83,246,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,496.27
Offering Note	This row relates to 83,898 shares of Holdco Preferred Stock issuable to holders of Thramann Holdings membership interests in connection with the Thramann merger. The proposed maximum aggregate offering price of $65,222,696.00 is based on the stated value of $1,000 per share of Holdco Preferred Stock. In addition, Thramann holders will receive Holdco Notes in an aggregate principal amount of $3,500,000. Such Holdco Notes are not being registered pursuant to this registration statement in reliance on an applicable exemption from registration, and accordingly, the value thereof is not included in the calculation of the registration fee. The registration fee is calculated in accordance with Section 6(b) of the Securities Act at a rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price (0.00013810).